Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (USD $)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Preferred Stock [Member] | Successor [Member]
Matching warrants (in Shares)	2
Common Stock [Member] | Successor [Member]
Exercise of warrants, exercise price		$ 11.50
Issued on April 25, 2013 [Member] | Preferred Stock [Member] | Successor [Member]
Issuance of common shares, share price	10.00
Preferred Shares Issued On May 22, 2013 [Member] | Preferred Stock [Member] | Successor [Member]
Issuance of common shares, share price	10.00
Issued on May 22, 2013 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price	10.00
Issued on October 30, 2013 [Member] | Common Stock [Member] | Successor [Member]
Exercise of warrants, exercise price	10.50
Issued on November 13, 2013 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price	10.50
Exercise of warrants, exercise price	10.50
Issued on November 20, 2013 [Member] | Common Stock [Member] | Successor [Member]
Exchange of warrants, share price	11.50
Additional Shares Issued December 23, 2013 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price	11.00
Issued on January 5, 2014 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price		$ 11.00
Issued on May 20, 2014 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, Private Placement Offering, per share		$ 19.00
Shares Issued In Connection With 401(k) Exchange Agreement [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price		$ 11.00
Issued On October 8Th, 2014 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, Private Placement Offering, per share		$ 25.59
Issued On November 6, 2014 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price		$ 25.59
Issued On November 17, 2014 [Member] | Common Stock [Member] | Successor [Member]
Issuance of common shares, share price		$ 24.50